UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22608

                             Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—3.4%

U.S. Treasury Note

1.375%, 4/30/20	$ 680		$ 666

2.375%, 1/31/23	1,800		1,772

2.250%, 8/15/27	3,125		2,975

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,397)			5,413

MUNICIPAL BONDS—1.0%

California—0.5%

State of California Build America Bond Taxable 7.500%, 4/1/34	570		801

Illinois—0.5%

State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		752

TOTAL MUNICIPAL BONDS (Identified Cost $1,480)			1,553

FOREIGN GOVERNMENT SECURITIES—20.6%

Argentine Republic

7.500%, 4/22/26	710		586

6.875%, 1/26/27	545		426

Series NY, 8.280%, 12/31/33	1,269		1,060

7.125%, 7/6/36	365		266

Bermuda RegS 4.854%, 2/6/24(3)	700		724

Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(3)(10)	1,380		338

Dominican Republic

144A, 6.875%, 1/29/26(2)	155		167

144A, 6.000%, 7/19/28(2)	800		814

144A, 6.850%, 1/27/45(2)	800		806

Federal Republic of Nigeria

12.500%, 1/22/26	215,000	NGN	526

144A, 6.500%, 11/28/27(2)	455		423

144A, 7.625%, 11/28/47(2)	440		399

Federative Republic of Brazil

12.500%, 1/5/22	625	BRL	170

Notas do Tesouro Nacional Series F, 10.000%, 1/1/23	2,560	BRL	614

10.000%, 1/1/25	940	BRL	217

10.250%, 1/10/28	2,325	BRL	600

	PAR VALUE		VALUE

Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	$ 795		$ 743

Kingdom of Jordan 144A 5.750%, 1/31/27(2)	1,085		1,010

Kingdom of Morocco 144A 5.500% 12/11/42(2)	800		848

Provincia de Buenos Aires

144A, 9.125%, 3/16/24(2)	405		342

144A, 7.875%, 6/15/27(2)	1,165		845

Republic of Angola 144A 9.375%, 5/8/48(2)	370		371

Republic of Armenia 144A 7.150%, 3/26/25(2)	700		737

Republic of Chile 5.500%, 8/5/20	547,000	CLP	828

Republic of Colombia

Treasury Note Series B, 11.250%, 10/24/18	998,500	COP	333

4.375%, 3/21/23	1,588,000	COP	493

Republic of Costa Rica

RegS, 7.000%, 4/4/44(3)	1,000		953

144A, 7.000%, 4/4/44(2)	800		762

Republic of Ecuador 144A 8.875%, 10/23/27(2)	870		792

Republic of Indonesia

FR63, 5.625%, 5/15/23	7,482,000	IDR	462

FR70, 8.375%, 3/15/24	7,721,000	IDR	529

144A, 8.500%, 10/12/35(2)	1,290		1,798

Republic of Philippines 9.500%, 2/2/30	1,220		1,802

Republic of South Africa

Series 2023, 7.750%, 2/28/23	10,000	ZAR	664

4.300%, 10/12/28	525		462

5.650%, 9/27/47	955		853

Republic of Turkey

6.250%, 9/26/22	340		306

7.375%, 2/5/25	420		383

4.875%, 10/9/26	2,185		1,704

4.875%, 4/16/43	935		622

Republic of Uruguay 5.100%, 6/18/50	500		509

Russian Federation Series 6216 6.700%, 5/15/19	78,125	RUB	1,154

Sultanate of Oman

144A, 5.375%, 3/8/27(2)	1,240		1,181

144A, 5.625%, 1/17/28(2)	760		728

Ukraine

144A, 7.750%, 9/1/23(2)	785		761

144A, 7.750%, 9/1/26(2)	1,335		1,227

United Mexican States
Series M, 6.500%, 6/9/22	9,038	MXN	452

4.150%, 3/28/27	520		513

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $38,470)			33,303

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES—14.8%

Agency—3.8%

Federal National Mortgage Association

Pool #MA2471, 3.500%, 12/1/45	$ 974	$ 970

Pool #AS6311, 3.500%, 12/1/45	441	439

Pool #BC9083, 3.000%, 12/1/46	1,168	1,131

Pool #MA2959, 3.500%, 4/1/47(4)	1,560	1,551

Pool #AS9393, 4.000%, 4/1/47	408	416

Pool #MA3121, 4.000%, 9/1/47	1,567	1,596

		6,103

Non-Agency—11.0%

American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(2)	770	800

Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (3 month LIBOR minus 5.850%) 3.329%, 6/25/33(1)	743	739

AMSR Trust 2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.460%, 11/17/33(1)(2)	665	668

Bayview Opportunity Master Fund IVa Trust

2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	540	550

2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	130	131

Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(2)	385	392

Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	425	428

CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34	732	741

Cold Storage Trust 2017-ICE3, A 144A, (1 month LIBOR + 1.000%) 3.063%, 4/15/36(1)(2)	1,200	1,204

COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(1)(2)	371	369

Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	127	116

GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.495%, 12/15/34(1)(2)	525	524

GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(1)	292	295

Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(1)	462	462

JPMorgan Chase Mortgage Trust

2014-5, B2 144A, 2.988%, 10/25/29(1)(2)	232	218

2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	260	257

	PAR VALUE	VALUE

Non-Agency—(continued)

2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	$ 246	$ 243

2017-5, A1 144A, 3.172%, 10/26/48(1)(2)	564	558

Motel 6 Trust 2017-MTL6, A 144A, (1 month LIBOR + 0.920%) 2.983%, 8/15/34(1)(2)	1,184	1,184

New Residential Mortgage Loan Trust 2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	533	546

Oak Hill Advisors Residential Loan Trust 2017- NPL2, A1 144A 3.000%, 7/25/57(2)	1,130	1,112

One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	520	520

Pretium Mortgage Credit Partners I LLC 2017- NPL5, A1 144A 3.327%, 12/30/32(1)(2)	198	197

Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(2)	530	532

Towd Point Mortgage Trust

2015-6, M1 144A, 3.750%, 4/25/55(1)(2)	275	275

2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	265	263

2017-6, A2 144A, 3.000%, 10/25/57(1)(2)	260	245

2018-4, A1 144A, 3.000%, 6/25/58(1)(2)	485	472

2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	1,665	1,616

Vericrest Opportunity Loan Trust LXIV LLC 2017- NP11, A1 144A 3.375%, 10/25/47(2)	894	890

Verus Securitization Trust 2018-2, A1 144A 3.677%, 6/1/58(1)(2)	450	450

VSD 2017-PLT1, A 3.600%, 12/25/43	128	128

Wells Fargo Commercial Mortgage Trust 2015- LC20, B 3.719%, 4/15/50	690	674

		17,799

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,102)		23,902

ASSET-BACKED SECURITIES—8.1%

Automobiles—4.1%

ACC Trust 2018-1, B 144A 4.820%, 5/20/21(2)	470	470

CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	640	645

Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	790	789

Exeter Automobile Receivables Trust 2014-3A, D 144A 5.690%, 4/15/21(2)	790	803

Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(2)	785	787

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

Automobiles—(continued)

GLS Auto Receivables Trust

2017-1A, C 144A, 3.500%, 7/15/22(2)	$ 790	$ 786

2018-1A, B 144A, 3.520%, 8/15/23(2)	760	758

Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(2)	790	769

Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(2)	790	788

		6,595

Other—4.0%

Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	631	619

Conn’s Receivables Funding LLC 2017-B, B 144A 4.520%, 4/15/21(2)	655	659

DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	655	644

Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	402	400

Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(2)	441	441

HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(2)	731	720

Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(2)	605	602

TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	639	640

Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(2)	475	474

Wendy’s Funding LLC

2015-1A, A2II 144A, 4.080%, 6/15/45(2)	763	768

2018-1A, A2I 144A, 3.573%, 3/15/48(2)	522	508

		6,475

TOTAL ASSET-BACKED SECURITIES (Identified Cost $13,099)		13,070

CORPORATE BONDS AND NOTES—68.9%

Consumer Discretionary—7.3%

American Axle & Manufacturing, Inc. 6.250%, 3/15/26	35	34

Beazer Homes USA, Inc.

6.750%, 3/15/25	195	182

5.875%, 10/15/27	375	320

Boyd Gaming Corp. 6.000%, 8/15/26	135	136

	PAR VALUE		VALUE
Consumer Discretionary—(continued)

Charter Communications Operating LLC 4.908%, 7/23/25	$655		$668

Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	365		366

Discovery Communications LLC 3.950%, 3/20/28	775		737

DISH DBS Corp.

5.875%, 7/15/22	355		341

7.750%, 7/1/26	330		298

Dollar Tree, Inc. 4.000%, 5/15/25	337		333

Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	140		140

frontdoor, Inc. 144A 6.750%, 8/15/26(2)	415		425

Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	495		525

GLP Capital LP 5.250%, 6/1/25	410		426

Graham Holdings Co. 144A 5.750%, 6/1/26(2)	650		665

Grupo Televisa SAB

4.625%, 1/30/26	525		535

7.250%, 5/14/43	8,000	MXN	300

iHeartCommunications, Inc. 9.000%, 12/15/19(10)	255		189

Lear Corp. 3.800%, 9/15/27	600		566

Lennar Corp. 4.750%, 11/29/27	640		610

M/I Homes, Inc. 5.625%, 8/1/25	450		422

Marriott Ownership Resorts, Inc. 144A 6.500%, 9/15/26(2)	315		321

McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(2)	425		374

MDC Holdings, Inc. 5.500%, 1/15/24	545		542

Meredith Corp. 144A 6.875%, 2/1/26(2)	315		319

Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(2)	360		244

QVC, Inc. 5.125%, 7/2/22	690		704

Vista Outdoor, Inc. 5.875%, 10/1/23	530		519

William Lyon Homes, Inc. 144A 6.000%, 9/1/23(2)	610		589

			11,830

Consumer Staples—1.6%

BAT Capital Corp. 144A 3.557%, 8/15/27(2)	535		501

Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	390		357

Safeway, Inc. 7.250%, 2/1/31	520		495

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)

Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(2)	$ 880	$ 859

Tops Holding LLC 144A 8.000%, 6/15/22(2)(10)	480	279

		2,491

Energy—14.8%

Afren plc

144A, 10.250%, 4/8/19(2)(10)(13)	635	—(15)

144A, 6.625%, 12/9/20(2)(10)(13)	732	—(15)

Alta Mesa Holdings LP 7.875%, 12/15/24	315	309

American Midstream Partners LP 144A 9.250%, 12/15/21(2)	245	242

Anadarko Petroleum Corp. 6.600%, 3/15/46	390	469

Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	210	201

Callon Petroleum Co. 6.125%, 10/1/24	495	506

Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	495	548

Chesapeake Energy Corp. 8.000%, 6/15/27	555	562

Citgo Holding, Inc. 144A 10.750%, 2/15/20(2)	295	315

Continental Resources, Inc. 4.500%, 4/15/23	260	266

Denbury Resources, Inc.

144A, 9.250%, 3/31/22(2)	419	448

144A, 7.500%, 2/15/24(2)	225	229

Ecopetrol S.A. 5.375%, 6/26/26	695	718

Encana Corp. 8.125%, 9/15/30	280	362

EP Energy LLC

144A, 9.375%, 5/1/24(2)	235	185

144A, 8.000%, 11/29/24(2)	350	351

144A, 7.750%, 5/15/26(2)	205	210

Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(2)(4)	1,281	1,309

Geopark Ltd. 144A 6.500%, 9/21/24(2)	595	594

Jagged Peak Energy LLC 144A 5.875%, 5/1/26(2)	550	542

KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(2)	1,015	1,009

Kinder Morgan, Inc. 7.750%, 1/15/32(4)	980	1,216

Lukoil International Finance BV

144A, 6.125%, 11/9/20(2)(7)	1,100	1,141

144A, 4.563%, 4/24/23(2)	400	393

Nabors Industries, Inc.

5.500%, 1/15/23	355	354

144A, 5.750%, 2/1/25(2)	245	236

	PAR VALUE	VALUE
Energy—(continued)

Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(2)(16)	$994	$268

Odebrecht Oil & Gas Finance Ltd. 144A 0.000%(2)(5)	154	1

Petrobras Global Finance BV 7.375%, 1/17/27	1,505	1,492

Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(10)	1,820	346

Petroleos Mexicanos

4.875%, 1/24/22	250	251

6.500%, 6/2/41	1,360	1,245

6.375%, 1/23/45	1,515	1,357

PTTEP Treasury Center Co., Ltd. 144A 4.875% (2)(5)	383	383

Range Resources Corp. 4.875%, 5/15/25	650	622

Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)	135	131

Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(2)	800	771

State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	780	822

Sunoco LP

144A, 5.500%, 2/15/26(2)	170	163

144A, 5.875%, 3/15/28(2)	150	144

Transocean, Inc.

144A, 9.000%, 7/15/23(2)	290	313

6.800%, 3/15/38	185	152

Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(2)	1,350	1,331

Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	430	415

Weatherford International Ltd. 9.875%, 2/15/24	170	161

YPF S.A. 144A 6.950%, 7/21/27(2)	835	683

		23,766

Financials—18.9%

Acrisure LLC 144A 7.000%, 11/15/25(2)	620	595

Africa Finance Corp. 144A 4.375%, 4/29/20(2)	800	799

Allstate Corp. (The) Series B 5.750%, 8/15/53(4)(6)	1,446	1,507

Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)	785	787

Ares Finance Co., LLC 144A 4.000%, 10/8/24(2)(4)	830	786

Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(2)	755	747

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE

Financials—(continued)

Banco Bilbao Vizcaya Argentaria Bancomer S.A.

144A, 6.500%, 3/10/21(2)(4)	$ 900		$ 941

144A, 5.125%, 1/18/33(2)	700		640

Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	560		582

Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	1,335		1,224

Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)	1,085		1,176

Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(2)	510		502

Banco Santander Chile 144A 3.875%, 9/20/22(2)(4)	900		900

Bancolombia S.A. 5.125%, 9/11/22	1,220		1,249

Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(2)	780		803

Bank of Montreal 3.803%, 12/15/32	1,064		1,000

Brighthouse Financial, Inc. 3.700%, 6/22/27	660		589

BrightSphere Investment Group plc 4.800%, 7/27/26(4)	675		658

Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(2)	105,000KZ	T	283

Discover Bank 4.682%, 8/9/28	630		630

Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)(4)	925		930

E*TRADE Financial Corp. 4.500%, 6/20/28	600		606

Fairfax Financial Holdings Ltd. 144A 4.850%, 4/17/28(2)	650		650

FS Investment Corp. 4.750%, 5/15/22	225		224

Goldman Sachs Group, Inc. (The), (3 month LIBOR + 1.170%) 3.484%, 5/15/26(1)	575		572

Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(2)	755		781

Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	1,022		1,025

ICAHN Enterprises LP 6.375%, 12/15/25	630		638

ING Groep N.V. 6.000% (5)(6)	615		610

Jefferies Group LLC 4.850%, 1/15/27	180		178

Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(2)	1,435		1,415

Nuveen Finance LLC 144A 4.125%, 11/1/24(2)	985		981

Santander Holdings USA, Inc. 4.400%, 7/13/27	660		642

Sberbank of Russia 144A 5.500%, 2/26/24(2)(7)	650		643

Springleaf Finance Corp. 7.125%, 3/15/26	290		289

Synchrony Financial 3.950%, 12/1/27	925		843

	PAR VALUE	VALUE

Financials—(continued)

Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(4)	$ 640	$ 639

Tempo Acquisition LLC 144A 6.750%, 6/1/25(2)	600	584

Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(2)	435	359

Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	855	627

Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(2)	870	885

		30,519

Health Care—3.9%

Avantor, Inc.

144A, 6.000%, 10/1/24(2)	260	264

144A, 9.000%, 10/1/25(2)	405	418

Bausch Health Cos., Inc.

144A, 6.500%, 3/15/22(2)	55	57

144A, 7.000%, 3/15/24(2)	65	69

144A, 5.500%, 11/1/25(2)	525	524

144A, 9.250%, 4/1/26(2)	155	164

Bayer US Finance II LLC 144A 3.875%, 12/15/23(2)	685	685

Becton Dickinson & Co. 3.700%, 6/6/27	600	574

Centene Corp. 144A 5.375%, 6/1/26(2)	160	165

Concordia International Corp. 144A 9.000%, 4/1/22(2)	160	146

DJO Finco, Inc. 144A 8.125%, 6/15/21(2)	245	253

Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(11)	300	304

HLF Financing S.a.r.l. LLC 144A 7.250%, 8/15/26(2)	620	629

Mylan NV 3.950%, 6/15/26	600	569

Surgery Center Holdings, Inc.

144A, 8.875%, 4/15/21(2)	405	422

144A, 6.750%, 7/1/25(2)	70	67

Tenet Healthcare Corp.

8.125%, 4/1/22	140	148

7.000%, 8/1/25	570	569

Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	365	302

		6,329

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—4.8%

Alfa SAB de CV 144A 5.250%, 3/25/24(2)	$ 910	$926

Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	705	679

Bombardier, Inc. 144A 6.125%, 1/15/23(2)	430	433

DP World Ltd. 144A 6.850%, 7/2/37(2)	1,000	1,174

Hulk Finance Corp. 144A 7.000%, 6/1/26(2)	495	475

JSL Europe S.A. 144A 7.750%, 7/26/24(2)	675	598

Latam Finance Ltd. 144A 6.875%, 4/11/24(2)	585	571

New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	45	48

Oshkosh Corp. 4.600%, 5/15/28	752	755

Pitney Bowes, Inc. 4.375%, 5/15/22	757	690

Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	440	446

Transnet SOC Ltd. 144A 4.000%, 7/26/22(2)	1,000	939

		7,734

Information Technology—2.0%

Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(2)	70	70

Citrix Systems, Inc. 4.500%, 12/1/27(4)	630	612

Dell International LLC

144A, 5.450%, 6/15/23(2)	135	142

144A, 8.100%, 7/15/36(2)	255	301

Jabil, Inc. 3.950%, 1/12/28	655	626

Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(2)	280	276

Radiate Holdco LLC

144A, 6.875%, 2/15/23(2)	65	63

144A, 6.625%, 2/15/25(2)	615	575

VMware, Inc. 3.900%, 8/21/27	627	593

		3,258

Materials—8.9%

AK Steel Corp. 7.500%, 7/15/23	275	287

Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)	1,000	1,019

Anglo American Capital plc 144A 4.000%, 9/11/27(2)(4)	970	894

ArcelorMittal 6.125%, 6/1/25	595	648

BHP Billiton Finance USA Ltd. 144A 6.750%(2)(5)(6)	635	697

CPG Merger Sub LLC 144A 8.000%, 10/1/21(2)	435	442

Equate Petrochemical BV 144A 4.250%, 11/3/26(2)	790	778

Fibria Overseas Finance Ltd. 4.000%, 1/14/25	789	726

FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	280	274

GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(2)	840	844

Hexion, Inc. 6.625%, 4/15/20	360	341

	PAR VALUE		VALUE

Materials—(continued)

Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	$ 1,000		$1,002

James Hardie International Finance DAC 144A 5.000%, 1/15/28(2)	515		484

Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	440		454

NOVA Chemicals Corp.

144A, 4.875%, 6/1/24(2)	245		239

144A, 5.000%, 5/1/25(2)	490		473

OCP SA 144A 5.625%, 4/25/24(2)	1,500		1,541

Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(2)	910		573

Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(2)(7)	1,100		1,125

Syngenta Finance N.V.

144A, 4.441%, 4/24/23(2)	355		356

144A, 4.892%, 4/24/25(2)	250		249

Teck Resources Ltd. 144A 8.500%, 6/1/24(2)	125		137

Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(2)	345		326

United States Steel Corp. 6.250%, 3/15/26	485		483

			14,392

Real Estate—1.9%

EPR Properties

4.750%, 12/15/26	260		257

4.500%, 6/1/27	395		381

Hospitality Properties Trust 4.500%, 3/15/25	745		731

MPT Operating Partnership LP

5.500%, 5/1/24	140		142

5.000%, 10/15/27	270		264

Physicians Realty LP 4.300%, 3/15/27	655		639

Select Income REIT 4.500%, 2/1/25	690		670

			3,084

Telecommunication Services—3.4%

Altice Luxembourg S.A. 144A 7.625%, 2/15/25(2)	590		545

America Movil SAB de C.V. 6.450%, 12/5/22	8,000	MXN	382

Axtel SAB de C.V. 144A 6.375%, 11/14/24(2)	600		583

Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	630		554

Digicel Group Ltd. 144A 8.250%, 9/30/20(2)	520		391

Frontier Communications Corp.

8.500%, 4/15/20	195		197

7.625%, 4/15/24	570		359

144A, 8.500%, 4/1/26(2)	175		165

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)

Sprint Corp.

7.875%, 9/15/23	$ 145	$156

7.625%, 3/1/26	170	179

Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(2)	485	485

Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	800	748

West Corp. 144A 8.500%, 10/15/25(2)	145	132

Windstream Services LLC

144A, 10.500%, 6/30/24(2)	255	204

144A, 8.625%, 10/31/25(2)	385	359

		5,439

Utilities—1.4%

Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	200	189

Ferrellgas Partners LP 8.625%, 6/15/20	125	123

Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	950	896

State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(2)	620	629

TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	450	421

		2,258

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $116,311)		111,100

LEVERAGED LOANS(1)—17.5%

Aerospace—0.3%

TransDigm, Inc.
Tranche G, (1 month LIBOR + 2.500%) 4.576%, 8/22/24	272	272
Tranche E, (1 month LIBOR + 2.500%) 4.576%, 5/30/25	200	199

		471

Chemicals—0.4%

New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.834%, 2/14/24	149	150

Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 3.250%) 5.326%, 8/25/23	449	450

		600

	PAR VALUE	VALUE

Consumer Durables—0.3%

Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 6.080%, 9/29/24	$447	$444

Consumer Non-Durables—0.6%

American Greetings Corp., (1 month LIBOR + 4.500%) 6.576%, 4/6/24	244	244

Energizer Holdings, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 6/20/25(8)	115	116

Herbalife Nutrition Ltd. Tranche B, (1 month LIBOR + 3.250%) 5.326%, 8/9/25	75	75

Kronos Acquisition Intermediate, Inc., (1 month LIBOR + 4.000%) 6.065%, 5/15/23	228	226

Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 7.063%, 6/30/24	272	274

		935

Energy—0.5%

California Resources Corp., (1 month LIBOR + 10.375%) 12.440%, 12/31/21	360	398

Chesapeake Energy Corp. Tranche A, (1 month LIBOR + 7.500%) 9.576%, 8/23/21	106	111

Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 6.340%, 9/27/24	375	376

		885

Financial—1.5%

Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.500%) 8.576%, 8/4/25	819	842

Blackhawk Network Holdings, Inc. First Lien, (2 month LIBOR + 3.000%) 5.183%, 6/15/25	300	301

Ditech Holding Corp. Tranche B, (1 month LIBOR + 6.000%) 8.076%, 6/30/22	429	407

FinCo I LLC 2018 Replacement, (1 month LIBOR + 2.000%) 4.076%, 12/27/22	125	125

Franklin Square Holdings LP, (3 month LIBOR + 2.500%) 4.625%, 8/1/25	80	80

Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.567%, 3/7/23	40	41

iStar, Inc., (1 month LIBOR + 2.750%) 4.877%, 6/28/23	614	613

		2,409

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Food and Drug—0.3%

Albertson’s LLC Tranche B-5, (3 month LIBOR + 3.000%) 5.337%, 12/21/22	$ 508	$ 507

Food/Tobacco—0.5%

Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.576%, 10/10/23	255	241

JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.835%, 10/30/22	173	173

Milk Specialties Co., (1 month LIBOR + 4.000%) 6.076%, 8/16/23	322	322

		736

Forest Prod/Containers—0.1%

Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.814%, 12/7/24	173	113

Gaming/Leisure—1.7%

Aristocrat Leisure Ltd. Tranche B-3, (2 month LIBOR + 1.750%) 4.098%, 10/19/24	702	700

Everi Payments, Inc. Tranche B, (1 month LIBOR + 3.000%) 5.076%, 5/9/24	183	184

Gateway Casinos & Entertainment Ltd., (3 month LIBOR + 3.000%) 5.473%, 12/1/23	150	150

Playa Resorts Holding B.V., (1 month LIBOR + 2.750%) 4.830%, 4/29/24	531	527

Scientific Games International, Inc. Tranche B-5, (1 month LIBOR + 2.750%) 4.826%, 8/14/24	229	229

Seminole Tribe of Florida 2018 Replacement, Tranche B, (1 month LIBOR + 1.750%) 3.826%, 7/8/24	412	413

Stars Group Holdings B.V., (3 month LIBOR + 3.500%) 5.831%, 7/10/25	90	91

UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 5.330%, 8/18/23	341	343

Wyndham Hotels & Resorts, Inc. Tranche B, (1 month LIBOR + 1.750%) 3.826%, 5/30/25	70	70

		2,707

Healthcare—1.0%

21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 8.465%, 1/16/23	160	150

AHP Health Partners, Inc., (1 month LIBOR + 4.500%) 6.576%, 6/30/25	345	347

	PAR VALUE	VALUE

Healthcare—(continued)

Auris LuxCo Tranche B, First Lien, (3 month LIBOR + 3.750%) 0.000%, 7/24/25(8)	$ 55	$ 56

Bausch Health Cos., Inc., (1 month LIBOR + 3.000%) 5.081%, 6/2/25	69	69

CHG Healthcare Services, Inc. First Lien, (3 month LIBOR + 3.000%) 5.209%, 6/7/23	436	437

MPH Acquisition Holdings LLC, (3 month LIBOR + 2.750%) 5.084%, 6/7/23	157	157

Quorum Health Corp., (1 month LIBOR + 6.750%) 8.826%, 4/29/22	203	205

Verscend Holding Corp. Tranche B, (3 month LIBOR + 4.500%) 0.000%, 8/10/25(8)	255	257

		1,678

Housing—0.7%

84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 7.315%, 10/25/23	359	362

American Builders & Contractors Supply Co., Inc. Tranche B-2, (1 month LIBOR + 2.000%) 4.076%, 10/31/23	579	576

Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 8.076%, 3/24/25	253	257

		1,195

Information Technology—1.3%

Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 9.334%, 9/19/25	70	72

Intralinks, Inc. First Lien, (1 month LIBOR + 4.000%) 6.080%, 11/14/24	230	231

Kronos, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.252%, 11/1/23	484	485
Second Lien, (3 month LIBOR + 8.250%) 10.593%, 11/1/24	166	169

Presidio Holdings, Inc. Tranche B, (3 month LIBOR + 2.750%) 4.999%, 2/2/24	484	484

SS&C Technologies Holdings, Inc. (3 month LIBOR + 2.500%) 0.000%, 4/16/25(8)	90	90

Tranche B-3, (1 month LIBOR + 2.250%) 4.326%, 4/16/25	444	444

Tranche B-4, (1 month LIBOR + 2.250%) 4.326%, 4/16/25	173	173

		2,148

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE

Manufacturing—0.8%

Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.000%) 5.076%, 8/18/24	$ 441	$ 442

CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.839%, 8/17/22	845	557

Deliver Buyer, Inc., (3 month LIBOR + 5.000%) 7.194%, 5/1/24	294	295

		1,294

Media/Telecom - Diversified Media—0.2%

Meredith Corp., (1 month LIBOR + 3.000%) 5.076%, 1/31/25	320	321

Media/Telecom - Telecommunications—1.2%

CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.826%, 1/31/25	633	625

Securus Technologies Holdings, Inc.

(3 month LIBOR + 4.500%) 0.000%, 11/1/24(8)	92	92

First Lien, (1 month LIBOR + 4.500%) 6.576%, 11/1/24	450	450

Second Lien, (1 month LIBOR + 8.250%) 10.326%, 11/1/25	295	294

West Corp.

Tranche B-1, (1 month LIBOR + 3.500%) 5.576%, 10/10/24	110	109

Tranche B, (1 month LIBOR + 4.000%) 6.076%, 10/10/24	321	319

		1,889

Media/Telecom - Wireless Communications—0.0%

Digicel International Finance Ltd. Tranche B, First Lien, (3 month LIBOR + 3.250%) 5.570%, 5/27/24	79	74

Metals/Minerals—0.5%

Contura Energy, Inc., (1 month LIBOR + 5.000%) 7.080%, 3/18/24	248	249

Covia Holdings Corp., (3 month LIBOR + 3.750%) 6.050%, 6/1/25	155	153

Graftech International Ltd., (1 month LIBOR + 3.500%) 5.576%, 2/12/25	460	462

		864

	PAR VALUE	VALUE

Retail—0.5%

Bass Pro Group LLC, (1 month LIBOR + 5.000%) 7.076%, 9/25/24	$ 392	$ 396

Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 5.330%, 10/25/20	466	432

		828

Service—3.1%

Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (1 month LIBOR + 3.250%) 5.326%, 7/23/21	342	323
Second Lien, (1 month LIBOR + 6.500%) 8.576%, 7/25/22	405	334

Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 5.576%, 6/30/24	458	454

Laureate Education, Inc., (1 month LIBOR + 3.500%) 5.576%, 4/26/24	404	405

NAB Holdings LLC 2018 Refinancing, (3 month LIBOR + 3.000%) 5.334%, 7/1/24	468	466

One Call Corp. First Lien, (1 month LIBOR + 5.250%) 7.313%, 11/27/22	454	432

PI UK Holdco II Ltd. Tranche B-1, (1 month LIBOR + 3.500%) 5.576%, 1/3/25	713	709

Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 6.076%, 11/8/24	622	629

Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.944%, 2/28/22	570	572

SSH Group Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 6.590%, 7/30/25	230	232

TKC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 5.830%, 2/1/23	380	380

		4,936

Transportation—Automotive—0.3%

Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.580%, 11/6/24	488	489

Utility—1.7%

APLP Holdings LP, (1 month LIBOR + 3.000%) 5.076%, 4/13/23	445	445

Brookfield WEC Holdings, Inc. Second Lien, (1 month LIBOR + 6.750%) 8.826%, 7/24/26	235	238

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE

Utility—(continued)

Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC) First Lien, (1 month LIBOR + 3.750%) 5.826%, 8/1/25	$ 410		$ 412

NRG Energy, Inc., (3 month LIBOR + 1.750%) 4.084%, 6/30/23	439		438

Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 6.076%, 4/15/24	325		326

Vistra Operations Co., LLC

(1 month LIBOR + 2.000%) 4.076%, 8/4/23	282		281

(1 month LIBOR + 2.000%) 4.068%, 12/31/25	520		519

			2,659
TOTAL LEVERAGED LOANS (Identified Cost $28,476)			28,182

	SHARES
PREFERRED STOCKS—3.0%

Financials—2.2%

Huntington Bancshares, Inc. Series E, 5.700%	595	(9)	593

KeyCorp Series D, 5.000%(18)	530	(9)	523

M&T Bank Corp. Series F, 5.125%(18)	795	(9)	791

MetLife, Inc. Series D, 5.875%	313	(9)	324

Zions Bancorp 6.950%	47,150		1,389

			3,620

Industrials—0.8%

General Electric Co. Series D, 5.000%(4)	1,248	(9)	1,229
TOTAL PREFERRED STOCKS (Identified Cost $4,593)			4,849

COMMON STOCKS—0.1%

Energy—0.1%

Frontera Energy Corp.(14)	7,526		107

Hercules Offshore, Inc.(10)(12)(14)	10,017		17

Sabine Oil & Gas LLC(13)(14)	457		23
TOTAL COMMON STOCKS (Identified Cost $771)			147

WARRANTS—0.0%

Energy—0.0%

Sabine Oil & Gas LLC(13)(14)	258		1

Sabine Oil & Gas LLC(13)(14)	1,450		9

	SHARES	VALUE
TOTAL WARRANTS (Identified Cost $12)		10
TOTAL LONG-TERM INVESTMENTS—137.4% (Identified Cost $232,711)		221,529	(19)
SHORT-TERM INVESTMENTS—0.0%

Purchased Options—0.1%

(See the open purchased options table on page 13 for the detailed information)
TOTAL PURCHASED OPTIONS – 0.1%

(Premiums Paid $352)		177

SHORT-TERM INVESTMENTS—1.9%

Money Market Mutual Fund—1.9%

Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.840%)(17)	2,999,984	$3,000	(19)
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,352)		3,177

	CONTRACTS

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—139.3% (Identified Cost $236,063)		224,706
WRITTEN OPTIONS—(0.3)%

See the table on page 13 for the detailed information

TOTAL WRITTEN OPTIONS – (0.3%)

(Premiums Received $726)		(445)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—139.0% (Identified Cost $235,337)		224,261

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

($ reported in thousands)

Other assets and liabilities, net—(39.0)%	(63,039)

NET ASSETS—100.0%	$161,222

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of August 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities amounted to a value of $110,006 or 68.2% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after August 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	100% of the income received was in cash.
(12)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(13)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(14)	Non-income producing.
(15)	Amount is less than $500.
(16)	87% of the income received was in cash and 13% in PIK.
(17)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(18)	Interest may be forfeited.
(19)	All or a portion of the portfolio is segregated as collateral for borrowings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

($ reported in thousands)

Country Weightings †

United States	57%

Mexico	5

Netherlands	3

Argentina	2

Canada	2

Chile	2

Colombia	2

Other	27

Total	100%

† % of total investments net of options as of August 31, 2018

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

    Open Purchased Options contracts as of August 31,

    2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options

S&P 500® Index	280	$84,000	$3,000	9/4/18	$1

S&P 500® Index	381	113,919	2,990	9/5/18	4

S&P 500® Index	91	27,255	2,995	9/7/18	2

S&P 500® Index	305	92,415	3,030	9/10/18	1

S&P 500® Index	415	125,745	3,030	9/12/18	2

S&P 500® Index	91	27,664	3,040	9/14/18	4

					14

Put Options

S&P 500® Index	280	75,600	2,700	9/4/18	6

S&P 500® Index	381	103,632	2,720	9/5/18	23

S&P 500® Index	91	24,934	2,740	9/7/18	8

S&P 500® Index	305	84,028	2,755	9/10/18	38

S&P 500® Index	415	114,540	2,760	9/12/18	65

S&P 500® Index	91	25,116	2,760	9/14/18	23

					163

Total Purchased Options					$177

  Open Written Options contracts as of August 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options

S&P 500® Index	280	$82,180	$2,935	9/4/18	$ (5)

S&P 500® Index	381	111,633	2,930	9/5/18	(39)

S&P 500® Index	91	26,800	2,945	9/7/18	(9)

S&P 500® Index	305	90,585	2,970	9/10/18	(16)

S&P 500® Index	415	123,463	2,975	9/12/18	(29)

S&P 500® Index	91	27,209	2,990	9/14/18	(7)

					(105)

Put Options

S&P 500® Index	280	77,420	2,765	9/4/18	(8)

S&P 500® Index	381	105,918	2,780	9/5/18	(17)

S&P 500® Index	91	25,389	2,790	9/7/18	(11)

S&P 500® Index	305	85,858	2,815	9/10/18	(93)

S&P 500® Index	415	116,823	2,815	9/12/18	(174)

S&P 500® Index	91	25,571	2,810	9/14/18	(37)

Total Written Options					(340)

					$(445)

Footnote Legend:

(1) Strike price not reported in thousands.

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at August 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$13,070	$—	$13,070	$ —
Corporate Bonds and Notes	111,100	—	111,099	1
Foreign Government Securities	33,303	—	33,303	—
Leveraged Loans	28,182	—	28,182	—
Mortgage-Backed Securities	23,902	—	23,902	—
Municipal Bonds	1,553	—	1,553	—
U.S. Government Securities	5,413	—	5,413	—
Equity Securities:
Common Stocks	147	107	—	40
Preferred Stocks	4,849	1,389	3,460	—
Warrants	10	—	—	10
Money Market Mutual Fund	3,000	3,000	—	—
Purchased Options	177	109	68	—

Total Investments before Written Options	$224,706	$4,605	$220,050	$ 51
Liabilities:
Written Options	$(445)	$(445)	$—	$ —

Total Investments Net of Written Options	$224,261	$4,160	$220,050	$ 51

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at August 31, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2018.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

The Fund records delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

C. Leveraged Loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the London Interbank Offered Rate (‘LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

D. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/ or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated as collateral for outstanding written options are noted in the Schedule of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money.”

For the period ended August 31, 2018, the average daily premiums paid by the Fund for purchased options were $328, and the average daily premiums received by the Fund for written options were $672.

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2018

NOTE 3 — ILLIQUID AND RESTRICTED SECURITIES

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at August 31, 2018, with an aggregate value of $ 51 representing 0.03% of the Fund’s net assets.

At August 31, 2018, the Fund did not hold any securities that were restricted.

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Adviser, Newfleet and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the Securities and Exchange Commission, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.

Effective October 15, 2018, Rampart Investment Management, an investment management affiliate of Virtus Investment Partners that specializes in options strategies, has been appointed as an additional investment subadviser to manage the existing options overlay strategy on the Fund. Warun Kumar, chief investment officer, Rampart, who previously managed the strategy through Newfleet Asset Management, has been added as a portfolio manager to the Fund.

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	10/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	10/30/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	10/30/2018

* Print the name and title of each signing officer under his or her signature.